SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL
14.	SHARE CAPITAL

Authorized Capital - Unlimited number of common shares with no par value.

Issued

On March 20, 2025, the Company completed a consolidation of its issued and outstanding common shares on the basis of one new post-consolidation common share for every four existing pre-consolidation common shares. No fractional common shares were issued and any fractional shares were rounded down to the nearest whole common share. The number of common shares, restricted share units, stock options, and all per share amounts have been retroactively restated for all periods presented.

For the year ended December 31, 2025:

(a)	During the year ended December 31, 2025, the Company issued:
●	2,417,068 common shares to QRC in respect of the full conversion of the US$6,000,000 principal of the 2020 Debentures (Note 11).
●	550,975 common shares on the exercise of stock options for proceeds of $3,229,736. As a result of the exercises, $3,272,577 was reclassified from reserves to share capital.
●	29,167 common shares on the exercise of RSUs. As a result of the exercises, $322,004 was reclassified from reserves to share capital.
●	17,761 common shares to QRC to settle $188,732 of interest expense on the Debentures (Note 11).
●	16,666 common shares to Critical Path Minerals with a fair value of $161,160 to retain its 100% interest in the Bulyea River property (Note 9a).
●	100,000 common shares were issued for the purchase of 2,135,760 common shares and 2,708,627 common share purchase warrants of Premier American Uranium (Note 7).
(b)	On February 28, 2025, the Company issued 1,333,825 flow-through common shares at a price of $15.00 per share for gross proceeds of $20,007,375. Share issuance cost was $1,515,084, net of tax of $560,373. Concurrently, the Company issued 625,000 common shares to NexGen at a price of $10.00 per share for gross proceeds of $6,250,000 as part of a private placement.
(c)	On June 24, 2025, the Company issued 5,121,500 common shares at a price of $10.00 per share for gross proceeds of $51,215,000 in a bought deal financing. Share issuance cost was $1,750,335, net of tax of $647,385.

14.	SHARE CAPITAL (continued)

Issued (continued)

For the year ended December 31, 2024:

(d)	During the year ended December 31, 2024, the Company issued:
●	239,865 common shares on the exercise of stock options for proceeds of $2,630,019. As a result of the exercises, $1,950,028 was reclassified from reserves to share capital.
●	274,808 common shares on the exercise of warrants for proceeds of $3,627,474. As a result of the exercises, $819,407 was reclassified from reserves to share capital.
●	25,265 common shares to QRC to settle $348,830 of interest expense on the Debentures (see Note 11).
(e)	On February 9, 2024, the Company issued 920,000 flow-through common shares at a price of $25.00 per share for gross proceeds of $23,000,000. Share issuance cost was $1,242,784, net of tax of $459,660.
(f)	On April 29, 2024, the Company issued 31,318 common shares valued at $524,998 and made a cash payment of $525,002 to settle the Company’s obligation to make a payment of $1,050,000 to Mega Uranium pursuant to the acquisition of the Ben Lomond property in 2022.

Stock Options

Pursuant to the Company’s Omnibus Plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.

Stock option transactions and the number of stock options outstanding on the dates set forth below are summarized as follows:

		Weighted average
	Number of options	exercise price per share
Outstanding January 1, 2024	3,943,032	$13.28
Granted	647,000	12.68
Expired	(421,136)	14.16
Forfeited	(46,583)	14.04
Exercised	(239,865)	10.96
Outstanding December 31, 2024	3,882,448	$13.20
Granted	1,258,250	$10.58
Expired	(63,669)	15.03
Forfeited	(51,501)	12.39
Exercised	(550,975)	5.86
Outstanding, December 31, 2025	4,474,553	$13.35
Number of options exercisable	3,463,012	$14.05

14.	SHARE CAPITAL (continued)

Stock Options (continued)

As at December 31, 2025, the Company has stock options outstanding and exercisable as follows:

					Weighted
			Number of	Weighted	average
Range of	Number of	Weighted average	options	average	remaining
exercise prices	options	exercise price	exercisable	exercise price	contractual life (years)
$9.16 - $10.44	1,001,593	$9.95	512,010	$10.11	4.1
$10.45 - $12.44	917,776	11.68	584,693	11.66	2.7
$12.45 - $15.24	1,195,567	13.25	1,006,692	13.35	2.7
$15.25 - $16.52	1,048,858	16.27	1,048,858	16.27	1.9
$16.53 - $20.40	310,759	19.85	310,759	19.85	1.1
	4,474,553	$13.35	3,463,012	$14.05	2.7

The majority of options granted vest 1/3 on the grant date and 1/3 each year thereafter. Replacement options issued to Consolidated Uranium option holders in 2023 were all vested on the date of issuance.

The Company uses the Black-Scholes option pricing model to calculate the fair value of granted stock options. The model requires management to make estimates, which are subjective and may not be representative of actual results. Changes in assumptions can materially affect fair value estimates.

The following weighted average assumptions were used to estimate the grant date fair values for the years ended December 31:

	2025	2024
Expected stock price volatility	58.05%	61.57%
Expected life of options (years)	5.0	5.0
Risk free interest rate	3.05%	2.98%
Expected dividend yield	0.00%	0.00%
Weighted average exercise price	$10.58	$12.67
Weighted average fair value per option granted	$5.55	$6.90

Share-based compensation related to stock options for the years ended December 31 are as follows:

	2025	2024
Expensed to the statement of income and comprehensive income	$5,839,921	$5,267,839
Capitalized to exploration and evaluation assets	1,295,757	1,446,824
	$7,135,678	$6,714,663

Restricted Share Units

Pursuant to the Company’s Omnibus Plan, the directors may, from time to time, authorize the issuance of Restricted Share Units (a “RSU” or RSUs”) to directors, officers, employees and consultants of the Company. Each RSU once vested, is exercised and a common share is issued for zero consideration to the participant.

14.	SHARE CAPITAL (continued)

Restricted Share Units (continued)

RSUs issued and outstanding on the dates set forth below are summarized as follows:

		Weighted average
	Number of RSUs	grant date fair value
Outstanding January 1, 2024	—	$—
Granted	87,500	11.04
Outstanding December 31, 2024	87,500	$11.04
Granted	87,500	11.83
Exercised	(29,167)	11.04
Outstanding December 31, 2025	145,833	$11.51

Share-based compensation related to RSUs for the years ended December 31 are as follows:

	2025	2024
Expensed to the statement of income and comprehensive income	$508,995	$17,306
Capitalized to exploration and evaluation assets	84,836	2,884
	$593,831	$20,190

Warrants

Warrant transactions and the number of warrants outstanding on the dates set forth below are summarized as follows:

	Number of underlying	Weighted average exercise
	shares	price per share
Outstanding January 1, 2024	276,652	$13.20
Expired	(1,844)	13.20
Exercised	(274,808)	13.20
Outstanding December 31, 2024	—	$—
Outstanding, December 31, 2025	—	$—